Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 18, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Ivy Funds

Supplement dated August 18, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" for Ivy Pacific Opportunities Fund on page 98 of the Ivy Funds prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	5.70%	11.04%	11.55%
Return After Taxes on Distributions	5.70%	9.44%	10.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B
Return Before Taxes	6.96%	11.02%	10.91%
Class C
Return Before Taxes	11.26%	11.53%	11.24%
Class I (began on 04-02-2007)
Return Before Taxes	12.70%	N/A	8.35%
Class Y (began on 07-24-2003)
Return Before Taxes	12.43%	12.69%	18.32%
Indexes
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated August 18, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" for Ivy Pacific Opportunities Fund on page 98 of the Ivy Funds prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	5.70%	11.04%	11.55%
Return After Taxes on Distributions	5.70%	9.44%	10.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B
Return Before Taxes	6.96%	11.02%	10.91%
Class C
Return Before Taxes	11.26%	11.53%	11.24%
Class I (began on 04-02-2007)
Return Before Taxes	12.70%	N/A	8.35%
Class Y (began on 07-24-2003)
Return Before Taxes	12.43%	12.69%	18.32%
Indexes
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

Ivy Pacific Opportunities Fund
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Ivy Pacific Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	5.70%	11.04%	11.55%
Class A Return After Taxes on Distributions	5.70%	9.44%	10.71%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B	6.96%	11.02%	10.91%
Class C	11.26%	11.53%	11.24%
Class I	12.70%			8.35%	Apr 2, 2007
Class Y	12.43%	12.69%		18.32%	Jul 24, 2003
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated August 18, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Mid Cap Growth Fund on page 20 of the Ivy Funds prospectus:

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" for Ivy Pacific Opportunities Fund on page 98 of the Ivy Funds prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	5.70%	11.04%	11.55%
Return After Taxes on Distributions	5.70%	9.44%	10.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B
Return Before Taxes	6.96%	11.02%	10.91%
Class C
Return Before Taxes	11.26%	11.53%	11.24%
Class I (began on 04-02-2007)
Return Before Taxes	12.70%	N/A	8.35%
Class Y (began on 07-24-2003)
Return Before Taxes	12.43%	12.69%	18.32%
Indexes
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Ivy Pacific Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	11.55%
Ivy Pacific Opportunities Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	10.71%
Ivy Pacific Opportunities Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.70%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	10.01%
Ivy Pacific Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	11.02%
10 Years	rr_AverageAnnualReturnYear10	10.91%
Ivy Pacific Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	11.53%
10 Years	rr_AverageAnnualReturnYear10	11.24%
Ivy Pacific Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Pacific Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	12.69%
Life of Class	rr_AverageAnnualReturnSinceInception	18.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy Pacific Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

The following replaces the "Average Annual Total Returns" chart under the heading "Performance" for Ivy Pacific Opportunities Fund on page 98 of the Ivy Funds prospectus:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	5.70%	11.04%	11.55%
Return After Taxes on Distributions	5.70%	9.44%	10.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	8.97%	10.01%
Class B
Return Before Taxes	6.96%	11.02%	10.91%
Class C
Return Before Taxes	11.26%	11.53%	11.24%
Class I (began on 04-02-2007)
Return Before Taxes	12.70%	N/A	8.35%
Class Y (began on 07-24-2003)
Return Before Taxes	12.43%	12.69%	18.32%
Indexes
MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)	19.93%	13.19%	13.31%
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)	19.62%	12.86%	13.00%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	20.57%	12.50%	13.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Pacific Opportunities Fund | MSCI AC Asia Ex Japan Index (gross of dividend withholding tax) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.93%
5 Years	rr_AverageAnnualReturnYear05	13.19%
10 Years	rr_AverageAnnualReturnYear10	13.31%
Ivy Pacific Opportunities Fund | MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes) (Effective August 2011, the MSCI AC Asia Ex Japan Index performance returns will be presented on a net of dividend withholding tax basis. Both variations of the index returns are presented in this year's prospectus for comparison purposes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	12.86%
10 Years	rr_AverageAnnualReturnYear10	13.00%
Ivy Pacific Opportunities Fund | Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.57%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	13.24%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011